Business combination	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Business combination
9.	Business combination

Estre Brazil held an ownership interest of 50% in CGR Catanduva – Centro de Gerenciamento de Resíduos Ltda. (“CGR Catanduva”), through its subsidiary Geo Vision Soluções Ambientais e Energia S.A. (“Geovision”), which, prior to obtaining control as described below, was accounted for under the equity method. On January 2, 2017, the shareholders of Catanduva agreed to amend its articles of incorporation, as follows:

a)	Dissolution of the Board of Directors, which will be replaced by a CEO, a financial manager, a commercial manager and an operational manager;

b)	The CEO will be appointed by Geovision.

These amendments were effective on May 31, 2017. As a result of the amendments, the Company obtained control of Catanduva, through the ability to direct its relevant activities and affect its returns. Upon obtaining control the Company applied IFRS 3 – Business Combinations.

The Company has elected to measure the non-controlling interests in the acquiree at the proportionate share of the fair value of net identifiable assets acquired.

Fair value of assets acquired and liabilities assumed

The fair value of the identifiable assets and liabilities of CGR Catanduva as of May 31, 2017 were as follows:

Fair value
ASSETS
Cash and cash equivalents	1,513
Accounts receivable	2,280
Taxes recoverable	3,025
Other credits	22
Property, plant and equipment	14,125
Intangible assets - customer relationship	2,195

Total assets	23,160
LIABILITIES
Trade payables	(296)
Loans and financing	(544)
Tax installments	(5,900)
Taxes payables	(1,858)
Other liabilities	(1,373)
Deferred taxes liability	(746)

Total liabilities	(10,717)

Total identifiable net assets at fair value	12,443
Non-controlling interests at the proportionate share of the value of net identifiable assets acquired (50% of net assets)	(6,222)

The Company did not incur any significant acquisition related costs.

The Company obtained control of Catanduva without transferring any consideration and with no changes in its percentage ownership, which was remeasured at fair value on the date when control was obtained, resulting in the recognition of a gain of R$724. Such gain was recognized in other operating expenses, net (Note 27).

Catanduva contributed R$5,960 of net revenue and R$425 of profit before tax from continuing operations to the Company’s consolidated results for the year ended December 31, 2017. Had the combination taken place at the beginning of the year, consolidated net revenue from continuing operations contributed by Catanduva would have been R$12,788 and consolidated profit before tax from continuing operations would have been R$1,251.

The stake held by Estre Brazil at CGR Catanduva was sold in December 2018 (see details at Note 1.3.3).